UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31 Date of Fiscal Year End

April 30, 2023 Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 3.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(1)
Series 2770, Class SH, 2.152%, (7.10% - 1 mo. USD LIBOR), 3/15/34(2)	$684	$ 89,545
Series 4791, Class JI, 4.00%, 5/15/48	7,691	1,536,193
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class B1, 11.02%, (1 mo. USD LIBOR + 6.00%), 8/25/50(3)(4)	6,800	7,424,902
Series 2020-HQA4, Class B1, 10.27%, (1 mo. USD LIBOR + 5.25%), 9/25/50(3)(4)	3,440	3,643,681
Series 2022-HQA1, Class M1B, 8.315%, (30-day average SOFR + 3.50%), 3/25/42(3)(4)	2,521	2,570,316
Series 2022-HQA1, Class M2, 10.065%, (30-day average SOFR + 5.25%), 3/25/42(3)(4)	5,043	5,106,165
Federal National Mortgage Association:
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	9,736	1,742,834
Series 2010-109, Class PS, 1.58%, (6.60% - 1 mo. USD LIBOR), 10/25/40(2)	1,469	134,799
Series 2018-21, Class IO, 3.00%, 4/25/48	8,470	1,524,425
Series 2018-58, Class BI, 4.00%, 8/25/48	1,422	273,341
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(3)(5)	47,753	43,329,006
Total Collateralized Mortgage Obligations (identified cost $93,851,784)		$ 67,375,207

Common Stocks — 5.2%
Security	Shares	Value
Argentina — 0.4%
Banco Macro S.A. ADR	123,900	$ 2,191,791
Grupo Financiero Galicia S.A. ADR(6)	183,900	2,118,528
IRSA Inversiones y Representaciones S.A. ADR	133,500	736,920
Loma Negra Cia Industrial Argentina S.A. ADR	281,200	1,720,944
Telecom Argentina S.A. ADR(6)	335,800	1,709,222
		$ 8,477,405
Bulgaria — 0.4%
Eurohold Bulgaria AD(6)	11,358,027	$ 8,495,743
		$ 8,495,743
Cyprus — 0.9%
Bank of Cyprus Holdings PLC(6)	7,384,936	$ 20,498,220
Security	Shares	Value
Cyprus (continued)
Galaxy Cosmos Mezz PLC(6)	48,440	$ 24,448
Sunrisemezz PLC(6)	272,828	62,850
		$ 20,585,518
Georgia — 0.5%
Bank of Georgia Group PLC	100,867	$ 3,752,282
Georgia Capital PLC(6)	323,200	3,270,721
TBC Bank Group PLC	109,976	3,253,368
		$ 10,276,371
Greece — 1.2%
Alpha Services and Holdings S.A.(6)	1,307,900	$ 1,639,628
Eurobank Ergasias Services and Holdings S.A.(6)	2,207,700	3,121,531
Hellenic Telecommunications Organization S.A.	227,300	3,321,236
JUMBO S.A.	145,300	3,347,637
Motor Oil (Hellas) Corinth Refineries S.A.	78,100	1,861,401
Mytilineos S.A.	102,500	2,973,811
National Bank of Greece S.A.(6)	460,300	2,408,822
OPAP S.A.	164,872	2,811,514
Piraeus Financial Holdings S.A.(6)	1,909,800	4,517,887
Public Power Corp. S.A.(6)	132,900	1,146,872
Titan Cement International S.A.(6)	6,605	109,094
		$ 27,259,433
Iceland — 0.4%
Arion Banki HF(3)	1,970,378	$ 2,069,592
Eik Fasteignafelag HF	6,056,328	530,765
Eimskipafelag Islands HF	483,446	2,036,949
Hagar HF	1,926,423	951,382
Islandsbanki HF	1,104,783	1,009,028
Reginn HF	2,864,793	531,400
Reitir Fasteignafelag HF	1,754,792	1,087,848
Siminn HF	3,351,975	286,455
		$ 8,503,419
Indonesia — 0.6%
Bank Central Asia Tbk PT	8,810,000	$ 5,452,077
Bank Mandiri Persero Tbk PT	9,560,000	3,379,458
Bank Negara Indonesia Persero Tbk PT	1,000,000	644,448
Bank Rakyat Indonesia Persero Tbk PT	12,390,000	4,317,657
		$ 13,793,640
United Arab Emirates — 0.1%
Dubai Electricity & Water Authority PJSC	2,009,569	$ 1,358,239
		$ 1,358,239

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom — 0.0%(7)
Tesnik Cuatro, Ltd.(8)	584,285	$ 639,734
		$ 639,734
Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC(6)	371,402	$ 1,435,881
Binh Minh Plastics JSC	45,300	149,767
Coteccons Construction JSC(6)	148,570	375,833
FPT Corp.	1,176,500	4,158,444
Ho Chi Minh City Infrastructure Investment JSC(6)	868,000	538,420
Hoa Phat Group JSC	1,601,821	1,484,009
KIDO Group Corp.	38,090	103,908
Masan Group Corp.	167,040	522,205
Mobile World Investment Corp.	1,116,000	1,920,618
Phu Nhuan Jewelry JSC	477,066	1,571,018
Refrigeration Electrical Engineering Corp.	501,239	1,520,211
SSI Securities Corp.	280,688	259,516
Vietnam Dairy Products JSC	352,996	1,055,247
Vingroup JSC(6)	458,952	1,020,786
		$ 16,115,863
Total Common Stocks (identified cost $108,503,731)		$ 115,505,365

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)		Value
Costa Rica — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,760	$ 4,410,771
			$ 4,410,771
India — 0.2%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(9)	USD	4,605	$ 3,521,535
			$ 3,521,535
Total Convertible Bonds (identified cost $9,368,063)			$ 7,932,306

Foreign Corporate Bonds — 5.3%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%(7)
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(3)	USD	448	$ 441,142
			$ 441,142
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(9)	USD	5,041	$ 4,927,578
			$ 4,927,578
Brazil — 0.8%
Coruripe Netherlands BV:
10.00%, 2/10/27(3)	USD	1,194	$ 883,560
10.00%, 2/10/27(9)	USD	2,847	2,106,780
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(9)	USD	1,949	1,469,750
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(3)	USD	5,693	4,380,648
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(3)	USD	1,883	1,682,926
Natura Cosmeticos S.A., 4.125%, 5/3/28(9)	USD	4,599	3,839,661
Vale S.A., 2.762%(10)(11)	BRL	64,850	4,128,041
			$ 18,491,366
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(9)	EUR	1,742	$ 1,572,578
			$ 1,572,578
Chile — 0.5%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(9)(12)	USD	954	$ 887,023
7.125% to 4/7/24, 3/26/79(9)(12)	USD	1,414	1,333,183
Latam Airlines Group S.A., 13.375%, 10/15/27(3)	USD	2,840	2,969,851
VTR Comunicaciones SpA:
4.375%, 4/15/29(9)	USD	4,592	2,372,829
5.125%, 1/15/28(9)	USD	4,579	2,561,927
			$ 10,124,813
China — 0.2%
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	2,385	$ 661,003
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)(13)	USD	7,800	1,020,830
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(9)(13)	USD	2,800	566,169

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings, Ltd.: (continued)
8.35%, 4/19/23(9)(13)	USD	5,201	$ 1,073,016
Times China Holdings, Ltd.:
5.55%, 6/4/24(9)(13)	USD	6,284	817,026
6.75%, 7/16/23(9)(13)	USD	4,471	614,762
			$ 4,752,806
Colombia — 0.1%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(3)	USD	2,121	$ 1,702,048
			$ 1,702,048
Georgia — 0.2%
Georgia Capital JSC:
6.125%, 3/9/24(3)	USD	2,580	$ 2,531,625
6.125%, 3/9/24(9)	USD	2,988	2,931,975
			$ 5,463,600
Honduras — 0.0%(7)
Inversiones Atlantida S.A., 7.50%, 5/19/26(9)	USD	505	$ 466,749
			$ 466,749
Iceland — 0.9%
Arion Banki HF, 6.00%, 4/12/24(9)	ISK	1,720,000	$ 12,375,239
Landsbankinn HF, 5.00%, 11/23/23(9)	ISK	1,020,000	7,389,482
WOW Air HF:
0.00% (8)(10)(13)	EUR	121	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(8)(13)	EUR	5,500	0
			$ 19,764,721
India — 0.4%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(9)	USD	5,576	$ 4,831,596
JSW Steel, Ltd., 5.05%, 4/5/32(9)	USD	2,277	1,836,081
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(9)	USD	2,214	1,924,319
			$ 8,591,996
Mexico — 0.3%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(9)(13)	USD	5,879	$ 80,836
10.00%, 12/19/22(9)(13)	USD	2,697	16,586
Braskem Idesa SAPI, 6.99%, 2/20/32(9)	USD	4,630	3,316,238
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(3)	USD	2,068	$ 1,861,200
Total Play Telecomunicaciones S.A. de CV, 7.50%, 11/12/25(9)	USD	3,170	2,218,551
			$ 7,493,411
Moldova — 0.3%
Aragvi Finance International DAC, 8.45%, 4/29/26(9)	USD	8,981	$ 6,196,890
			$ 6,196,890
Nigeria — 0.3%
IHS Holding, Ltd., 5.625%, 11/29/26(9)	USD	2,750	$ 2,308,130
IHS Netherlands Holdco BV, 8.00%, 9/18/27(9)	USD	1,348	1,188,734
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(9)	USD	4,892	3,925,438
			$ 7,422,302
Paraguay — 0.2%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(3)	USD	7,075	$ 5,068,601
			$ 5,068,601
Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(9)	USD	1,633	$ 1,480,413
			$ 1,480,413
South Africa — 0.2%
HTA Group, Ltd., 7.00%, 12/18/25(9)	USD	3,569	$ 3,370,118
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(9)	USD	1,725	1,647,821
			$ 5,017,939
Turkey — 0.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	USD	6,874	$ 5,697,631
			$ 5,697,631
Uzbekistan — 0.2%
International Finance Corp., 16.00%, 2/21/25	UZS	25,000,000	$ 2,240,904
Ipoteka-Bank ATIB, 5.50%, 11/19/25(9)	USD	1,336	1,219,167
National Bank of Uzbekistan, 4.85%, 10/21/25(9)	USD	1,236	1,146,390
			$ 4,606,461
Total Foreign Corporate Bonds (identified cost $160,204,055)			$ 119,283,045

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 1.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(8)(9)(14)	UZS	294,368,000	$ 25,762,080
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(8)(9)(14)	UZS	96,856,000	8,471,615
Total Loan Participation Notes (identified cost $39,265,127)			$ 34,233,695

Reinsurance Side Cars — 0.7%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2021A, 0.00%, 3/21/25(3)(8)(15)(16)	648,149	$ 333,149
Series 2022A, 0.00%, 3/20/26(3)(8)(15)(16)	440,000	318,032
Series 2022B, 0.00%, 3/20/26(3)(8)(15)(16)	940,000	695,412
Mt. Logan Re, Ltd., Series A-1(6)(8)(16)(17)	8,600	7,467,070
Sussex Capital, Ltd.:
Designated Investment Series 14(6)(8)(16)(17)	1,114	403,548
Designated Investment Series 14(6)(8)(16)(17)	1,081	1,124,257
Series 14, Preference Shares(8)(16)(17)	7,500	6,474,051
Total Reinsurance Side Cars (identified cost $18,128,149)		$ 16,815,519

Senior Floating-Rate Loans — 0.8%(18)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(7)
Desa, LLC, Term Loan, 2.50%, 6/30/24(8)(19)	$1,186	$ 561,343
		$ 561,343
Mexico — 0.8%
Petroleos Mexicanos, Term Loan, 7.94%, (1 mo. USD LIBOR + 3.00%), 6/28/24	$17,248	$ 16,795,240
		$ 16,795,240
Total Senior Floating-Rate Loans (identified cost $17,969,828)		$ 17,356,583

Sovereign Government Bonds — 51.7%
Security	Principal Amount (000's omitted)		Value
Albania — 0.2%
Albania Government International Bond:
3.50%, 10/9/25(9)	EUR	3,150	$ 3,307,774
3.50%, 6/16/27(9)	EUR	304	306,291
3.50%, 11/23/31(9)	EUR	200	184,290
			$ 3,798,355
Argentina — 0.3%
Province of Salta Argentina, 8.50%, 12/1/27(9)	USD	2,024	$ 1,578,720
Provincia de Cordoba, 6.875%, 12/10/25(9)	USD	4,747	3,953,033
Republic of Argentina, 1.00%, 7/9/29	USD	6,930	1,628,427
			$ 7,160,180
Armenia — 0.2%
Republic of Armenia Treasury Bond, 9.75%, 10/29/52	AMD	1,543,990	$ 3,451,869
			$ 3,451,869
Barbados — 1.3%
Government of Barbados, 6.50%, 10/1/29(9)	USD	29,804	$ 27,806,852
			$ 27,806,852
Benin — 1.5%
Benin Government International Bond:
4.875%, 1/19/32(9)	EUR	12,386	$ 10,231,327
4.95%, 1/22/35(9)	EUR	4,429	3,322,520
6.875%, 1/19/52(9)	EUR	26,443	19,509,049
			$ 33,062,896
Bolivia — 0.1%
Bolivian Government International Bond, 5.95%, 8/22/23(9)	USD	2,895	$ 2,637,139
			$ 2,637,139
Cyprus — 1.0%
Cyprus Government International Bond:
2.75%, 2/26/34(9)	EUR	2,016	$ 1,977,527
4.125%, 4/13/33(9)	EUR	17,969	20,006,643
			$ 21,984,170

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Dominican Republic — 5.3%
Dominican Republic:
8.00%, 1/15/27(9)	DOP	128,350	$ 2,063,662
8.00%, 2/12/27(9)	DOP	621,240	9,941,366
9.75%, 6/5/26(9)	DOP	34,550	629,824
12.00%, 8/8/25(3)	DOP	557,110	10,168,229
12.75%, 9/23/29(3)	DOP	1,010,500	20,529,893
13.00%, 1/30/26(3)	DOP	342,670	6,447,762
13.00%, 6/9/34(9)	DOP	1,334,100	28,254,580
13.625%, 2/3/33(3)	DOP	1,025,800	22,299,828
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(9)	DOP	46,050	736,546
12.00%, 10/3/25(3)	DOP	379,500	6,926,084
13.00%, 12/5/25(3)	DOP	497,230	9,389,954
			$ 117,387,728
Ecuador — 0.5%
Republic of Ecuador:
1.50% to 7/31/23, 7/31/40(9)(20)	USD	3,486	$ 836,573
1.50% to 7/31/23, 7/31/40(9)(20)	USD	2,242	538,032
5.50% to 7/31/23, 7/31/30(9)(20)	USD	20,082	10,694,525
			$ 12,069,130
Egypt — 0.7%
Arab Republic of Egypt:
6.375%, 4/11/31(9)	EUR	7,779	$ 4,505,020
7.50%, 2/16/61(9)	USD	2,808	1,415,541
8.70%, 3/1/49(9)	USD	6,386	3,417,723
8.75%, 9/30/51(9)	USD	2,200	1,169,036
Egyptian Financial Co. for Sovereign Taskeek, 10.875%, 2/28/26(3)	USD	4,740	3,919,032
			$ 14,426,352
El Salvador — 0.3%
Republic of El Salvador:
5.875%, 1/30/25(9)	USD	2,118	$ 1,769,914
6.375%, 1/18/27(9)	USD	7,975	5,029,694
			$ 6,799,608
Ethiopia — 0.8%
Ethiopia Government International Bond, 6.625%, 12/11/24(9)	USD	24,137	$ 16,948,036
			$ 16,948,036
Security	Principal Amount (000's omitted)		Value
Honduras — 1.0%
Honduras Government International Bond:
5.625%, 6/24/30(9)	USD	16,852	$ 13,380,529
6.25%, 1/19/27(9)	USD	9,635	8,675,945
7.50%, 3/15/24(9)	USD	0 (21)	78
			$ 22,056,552
Iceland — 1.5%
Republic of Iceland:
5.00%, 11/15/28	ISK	2,319,313	$ 15,528,095
6.50%, 1/24/31	ISK	1,273,622	9,318,740
8.00%, 6/12/25	ISK	1,168,841	8,499,175
			$ 33,346,010
India — 3.8%
India Government Bond, 7.10%, 4/18/29	INR	6,988,000	$ 85,541,744
			$ 85,541,744
Indonesia — 1.9%
Indonesia Government Bond:
7.125%, 6/15/42	IDR	101,384,000	$ 7,052,028
7.125%, 6/15/43	IDR	464,841,000	32,407,529
7.375%, 5/15/48	IDR	36,392,000	2,575,472
			$ 42,035,029
Iraq — 1.5%
Republic of Iraq, 5.80%, 1/15/28(9)	USD	36,106	$ 33,807,502
			$ 33,807,502
Jordan — 1.3%
Kingdom of Jordan:
7.375%, 10/10/47(9)	USD	13,405	$ 11,360,201
7.50%, 1/13/29(9)	USD	17,031	17,198,245
			$ 28,558,446
Kenya — 1.1%
Government of Kenya:
6.30%, 1/23/34(9)	USD	2,533	$ 1,666,868
7.00%, 5/22/27(9)	USD	5,169	4,176,790
7.25%, 2/28/28(9)	USD	4,509	3,487,572
8.00%, 5/22/32(9)	USD	20,849	15,720,709
			$ 25,051,939

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon — 0.3%
Lebanese Republic:
5.80%, 4/14/20(9)(13)	USD	332	$ 20,584
6.00%, 1/27/23(9)(13)	USD	1,485	89,100
6.10%, 10/4/22(9)(13)	USD	5,684	352,408
6.15%, 6/19/20(13)	USD	442	27,404
6.20%, 2/26/25(9)(13)	USD	440	27,057
6.25%, 5/27/22(13)	USD	740	45,603
6.25%, 11/4/24(9)(13)	USD	11,108	683,142
6.25%, 6/12/25(9)(13)	USD	7,800	484,848
6.375%, 3/9/20(13)	USD	6,504	403,248
6.40%, 5/26/23(13)	USD	11,020	697,786
6.65%, 4/22/24(9)(13)	USD	13,568	834,432
6.65%, 11/3/28(9)(13)	USD	2,923	178,362
6.85%, 5/25/29(13)	USD	9,378	582,561
7.00%, 12/3/24(13)	USD	4,878	310,729
7.00%, 3/20/28(9)(13)	USD	13,884	854,408
7.15%, 11/20/31(9)(13)	USD	12,224	750,920
8.20%, 5/17/33(13)	USD	4,223	258,236
8.25%, 4/12/21(9)(13)	USD	2,352	152,880
8.25%, 5/17/34(13)	USD	3,507	210,315
			$ 6,964,023
Mexico — 2.4%
Mexican Udibonos, 4.00%, 11/3/50	MXN	1,048,465	$ 53,881,768
			$ 53,881,768
Mozambique — 0.4%
Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(9)(20)	USD	13,115	$ 9,225,091
			$ 9,225,091
New Zealand — 1.1%
New Zealand Government Bond, 2.50%, 9/20/40(9)(22)	NZD	36,448	$ 23,458,953
			$ 23,458,953
North Macedonia — 2.6%
North Macedonia Government International Bond:
1.625%, 3/10/28(9)	EUR	21,305	$ 18,781,261
3.675%, 6/3/26(9)	EUR	3,970	4,058,046
6.96%, 3/13/27(9)	EUR	30,696	34,370,869
			$ 57,210,176
Security	Principal Amount (000's omitted)		Value
Pakistan — 0.2%
Pakistan Government International Bond:
8.25%, 4/15/24(9)	USD	7,877	$ 4,002,067
8.25%, 9/30/25(9)	USD	2,443	1,012,966
			$ 5,015,033
Peru — 2.1%
Peru Government Bond:
5.35%, 8/12/40	PEN	122,144	$ 26,004,679
5.40%, 8/12/34	PEN	21,339	4,859,197
6.15%, 8/12/32	PEN	66,329	16,389,134
			$ 47,253,010
Romania — 3.9%
Romania Government Bond, 4.25%, 4/28/36	RON	141,475	$ 23,394,278
Romania Government International Bond:
1.75%, 7/13/30(9)	EUR	1,266	1,044,822
2.124%, 7/16/31(9)	EUR	1,001	819,329
2.125%, 3/7/28(9)	EUR	6,116	5,802,067
3.375%, 1/28/50(9)	EUR	3,514	2,338,619
4.625%, 4/3/49(9)	EUR	20,631	17,026,566
5.00%, 9/27/26(9)	EUR	16,881	18,709,998
6.625%, 9/27/29(9)	EUR	16,515	18,749,009
			$ 87,884,688
Serbia — 4.8%
Republic of Serbia:
1.00%, 9/23/28(9)	EUR	14,100	$ 12,022,637
1.50%, 6/26/29(9)	EUR	15,362	13,050,107
1.65%, 3/3/33(9)	EUR	533	387,399
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	5,345,300	43,274,558
5.875%, 2/8/28	RSD	3,900,890	37,172,338
			$ 105,907,039
Sri Lanka — 1.9%
Sri Lanka Government International Bond:
5.75%, 4/18/23(9)(13)	USD	13,676	$ 4,638,340
6.20%, 5/11/27(9)(13)	USD	11,845	4,002,574
6.35%, 6/28/24(9)(13)	USD	5,875	1,997,347
6.75%, 4/18/28(9)(13)	USD	22,151	7,488,645
6.825%, 7/18/26(9)(13)	USD	24,495	8,777,169
6.85%, 3/14/24(9)(13)	USD	8,685	2,954,369
6.85%, 11/3/25(9)(13)	USD	14,505	5,190,169
7.55%, 3/28/30(9)(13)	USD	11,303	3,819,620

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government International Bond: (continued)
7.85%, 3/14/29(9)(13)	USD	13,220	$ 4,468,572
			$ 43,336,805
Suriname — 2.6%
Republic of Suriname:
9.25%, 10/26/26(3)(13)	USD	200	$ 143,600
9.25%, 10/26/26(9)(13)	USD	80,493	57,793,974
12.875%, 12/30/23(9)(13)	USD	773	573,685
			$ 58,511,259
Ukraine — 2.4%
Ukraine Government Bond:
9.79%, 5/26/27	UAH	1,287,962	$ 16,933,365
10.95%, 11/1/23	UAH	57,722	1,203,500
11.67%, 11/22/23	UAH	108,255	2,228,357
12.52%, 5/13/26	UAH	138,052	2,016,696
15.84%, 2/26/25	UAH	1,026,447	18,947,694
16.00%, 5/24/23	UAH	320,404	7,956,912
Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(6)(9)(23)	USD	18,650	4,851,741
			$ 54,138,265
Uruguay — 1.3%
Uruguay Government Bond, 3.875%, 7/2/40(22)	UYU	880,492	$ 24,139,554
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	210,400	4,796,101
			$ 28,935,655
Uzbekistan — 0.0%(7)
Republic of Uzbekistan:
14.00%, 7/19/24(9)	UZS	4,180,000	$ 360,952
14.50%, 11/25/23(9)	UZS	6,120,000	538,496
			$ 899,448
Zambia — 1.4%
Zambia Government Bond, 11.00%, 1/25/26	ZMW	220,720	$ 9,833,352
Zambia Government International Bond:
5.375%, 9/20/22(9)(13)	USD	22,144	9,711,672
8.50%, 4/14/24(9)(13)	USD	16,679	7,945,875
8.97%, 7/30/27(9)(13)	USD	7,185	3,366,891
			$ 30,857,790
Total Sovereign Government Bonds (identified cost $1,285,335,177)			$1,151,408,540

Sovereign Loans — 5.1%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.3%
Republic of Ivory Coast, Term Loan, 8.555%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	5,655	$ 6,586,864
			$ 6,586,864
Kenya — 0.5%
Government of Kenya:
Term Loan, 11.176%, (3 mo. USD LIBOR + 6.45%), 6/29/25(4)	USD	10,343	$ 9,682,990
Term Loan, 12.173%, (6 mo. USD LIBOR + 6.70%), 10/24/24(4)	USD	1,491	1,388,588
			$ 11,071,578
Tanzania — 4.3%
Government of the United Republic of Tanzania:
Term Loan, 10.372%, (6 mo. USD LIBOR + 5.20%), 5/23/23(4)	USD	6,907	$ 6,990,483
Term Loan, 11.434%, (6 mo. USD LIBOR + 6.30%), 4/28/31(4)	USD	92,880	88,066,680
			$ 95,057,163
Total Sovereign Loans (identified cost $118,226,872)			$ 112,715,605

U.S. Government Guaranteed Small Business Administration Loans (24)(25)— 0.7%
Security	Principal Amount (000's omitted)	Value
1.88%, 12/28/42	$1,288	$ 91,588
2.24%, 11/15/32 to 4/10/43(26)	21,935	1,730,140
2.38%, 11/30/42 to 3/1/43	5,675	490,486
2.63%, 10/27/42 to 3/20/43	5,047	449,014
2.80%, 4/12/27 to 3/10/43(26)	48,131	4,233,788
2.88%, 11/7/42 to 2/13/43	4,590	497,776
3.03%, 2/2/27 to 12/17/43(26)	56,190	5,302,750
3.13%, 10/12/42 to 1/2/43	3,018	349,048
3.63%, 10/27/42 to 3/28/43	15,053	2,054,506
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $25,172,322)		$ 15,199,096

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%(7)
Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(6)	383,780	$ 119,202
Total Warrants (identified cost $0)		$ 119,202

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(6)(8)	5,728,000	$ 0
Alpha Holding S.A., Escrow Certificates(6)(8)	11,758,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 19.9%
Affiliated Fund — 7.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(27)	168,574,038	$ 168,574,038
Total Affiliated Fund (identified cost $168,574,038)		$ 168,574,038

Repurchase Agreements — 7.9%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 3/29/23 with an interest rate of 4.30%, collateralized by USD 6,826,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $4,780,279(28)	USD	4,778	$ 4,778,200
Dated 4/11/23 with an interest rate of 4.25%, collateralized by USD 6,824,000 Republic of Colombia, 6.125%, due 1/18/41 and a market value, including accrued interest, of $5,544,820(28)	USD	5,587	5,587,150
Dated 4/14/23 with an interest rate of 4.50%, collateralized by USD 8,500,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $5,952,589(28)	USD	5,987	5,986,512
Dated 4/17/23 with an interest rate of 4.85%, collateralized by USD 31,426,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $32,136,589(28)	USD	32,692	32,692,468
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 3/1/23 with an interest rate of 2.10%, collateralized by EUR 6,000,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,305,492(28)	EUR	5,340	$ 5,884,148
Dated 3/7/23 with an interest rate of 1.75%, collateralized by EUR 1,800,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,891,648(28)	EUR	1,584	1,745,410
Dated 3/7/23 with an interest rate of 1.65%, collateralized by EUR 3,000,000 Republic of Poland, 1.50%, due 1/19/26 and a market value, including accrued interest, of $2,870,526(28)	EUR	2,970	3,272,644
Dated 3/28/23 with an interest rate of 1.60%, collateralized by EUR 3,000,000 Republic of Poland, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,398,295(28)	EUR	2,893	3,188,016
Dated 4/4/23 with an interest rate of 1.70%, collateralized by EUR 3,000,000 Republic of Poland, 1.375%, due 10/22/27 and a market value, including accrued interest, of $3,328,350(28)	EUR	2,843	3,132,152
Dated 4/10/23 with an interest rate of 4.50%, collateralized by USD 8,400,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $8,589,937(28)	USD	8,967	8,967,000
Dated 4/10/23 with an interest rate of 1.75%, collateralized by EUR 6,000,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $6,802,093(28)	EUR	5,865	6,462,646
JPMorgan Chase Bank, N.A.:
Dated 4/4/23 with an interest rate of 4.50%, collateralized by USD 6,813,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $4,771,175(28)	USD	4,965	4,964,785
Dated 4/4/23 with an interest rate of 4.45%, collateralized by USD 6,824,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $4,778,878(28)	USD	4,973	4,972,801
Nomura International PLC:
Dated 3/23/23 with an interest rate of 2.90%, collateralized by EUR 3,044,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,903,154(28)	USD	2,972	2,972,110
Dated 3/23/23 with an interest rate of 3.90%, collateralized by EUR 1,210,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $1,244,900(28)	USD	1,283	1,283,280
Dated 3/23/23 with an interest rate of 4.15%, collateralized by USD 4,237,000 Republic of Angola, 8.00%, due 11/26/29 and a market value, including accrued interest, of $3,727,011(28)	USD	3,799	3,799,283

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/23/23 with an interest rate of 4.25%, collateralized by USD 1,412,000 Republic of Angola, 8.25%, due 5/9/28 and a market value, including accrued interest, of $1,285,431(28)	USD	1,307	$ 1,307,442
Dated 3/23/23 with an interest rate of 4.25%, collateralized by USD 3,500,000 Republic of Angola, 8.00%, due 11/26/29 and a market value, including accrued interest, of $3,078,721(28)	USD	3,138	3,138,421
Dated 3/23/23 with an interest rate of 4.50%, collateralized by USD 3,500,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $3,579,140(28)	USD	3,690	3,689,785
Dated 4/3/23 with an interest rate of 4.40%, collateralized by USD 6,824,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $4,778,878(28)	USD	5,213	5,213,400
Dated 4/11/23 with an interest rate of 4.55%, collateralized by USD 6,825,000 Republic of Colombia, 5.00%, due 6/15/45 and a market value, including accrued interest, of $4,737,295(28)	USD	5,148	5,148,439
Dated 4/11/23 with an interest rate of 4.55%, collateralized by USD 6,826,000 Republic of Colombia, 5.625%, due 2/26/44 and a market value, including accrued interest, of $5,068,345(28)	USD	5,496	5,496,125
Dated 4/26/23 with an interest rate of 4.22%, collateralized by USD 10,506,000 Republic of Angola, 8.75%, due 4/14/32 and a market value, including accrued interest, of $8,777,678(28)	USD	9,128	9,128,401
Dated 4/26/23 with an interest rate of 4.25%, collateralized by USD 24,450,000 Republic of Angola, 8.25%, due 5/9/28 and a market value, including accrued interest, of $22,258,343(28)	USD	23,149	23,148,893
Dated 4/26/23 with an interest rate of 4.50%, collateralized by USD 7,100,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $7,260,542(28)	USD	7,535	7,535,372
Dated 4/26/23 with an interest rate of 4.55%, collateralized by USD 10,924,000 Uruguay Government International Bond, 4.375%, due 1/23/31 and a market value, including accrued interest, of $11,171,008(28)	USD	11,594	11,593,860
Total Repurchase Agreements (identified cost $174,527,222)			$ 175,088,743

Sovereign Government Securities — 0.2%
Security	Principal Amount (000's omitted)		Value
Sri Lanka — 0.2%
Sri Lanka Treasury Bill, 0.00%, 7/7/23	LKR	1,777,000	$ 5,295,241
Total Sovereign Government Securities (identified cost $5,312,059)			$ 5,295,241

U.S. Treasury Obligations — 4.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/2/23	$4,719	$ 4,718,056
0.00%, 5/16/23(29)	83,130	82,984,089
0.00%, 5/30/23(29)	7,151	7,127,737
Total U.S. Treasury Obligations (identified cost $94,817,550)		$ 94,829,882
Total Short-Term Investments (identified cost $443,230,869)		$ 443,787,904

Total Purchased Options and Swaptions — 0.3% (identified cost $4,780,739)	$ 5,305,285
Total Investments — 94.6% (identified cost $2,324,036,716)	$2,107,037,352
Total Written Options — (0.0)%(7) (premiums received $500,488)	$ (349,274)
Securities Sold Short — (7.7)%
Common Stocks — (0.5)%
Security	Shares	Value
New Zealand — (0.5)%
a2 Milk Co., Ltd. (The)(6)	(206,000)	$ (752,389)
Auckland International Airport, Ltd.(6)	(267,800)	(1,466,300)
Contact Energy, Ltd.	(174,600)	(846,817)
EBOS Group, Ltd.	(14,612)	(400,997)
Fisher & Paykel Healthcare Corp., Ltd., Class C	(105,900)	(1,816,492)
Fletcher Building, Ltd.	(174,300)	(486,004)
Infratil, Ltd.	(162,000)	(957,938)
Mainfreight, Ltd.	(19,000)	(843,846)
Meridian Energy, Ltd.	(269,000)	(911,019)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Ryman Healthcare, Ltd.	(107,291)	$ (352,458)
Spark New Zealand, Ltd.	(415,400)	(1,345,959)
Total Common Stocks (proceeds $10,644,697)		$ (10,180,219)
Sovereign Government Bonds — (7.2)%
Security	Principal Amount (000's omitted)		Value
Angola — (1.7)%
Republic of Angola:
8.00%, 11/26/29(9)	USD	(7,737)	$ (6,539,235)
8.25%, 5/9/28(9)	USD	(25,862)	(22,737,741)
8.75%, 4/14/32(9)	USD	(10,506)	(8,734,268)
			$ (38,011,244)
Colombia — (1.7)%
Republic of Colombia:
5.00%, 6/15/45	USD	(6,825)	$ (4,608,378)
5.20%, 5/15/49	USD	(33,398)	(22,587,962)
5.625%, 2/26/44	USD	(6,826)	(4,999,019)
6.125%, 1/18/41	USD	(6,824)	(5,425,234)
			$ (37,620,593)
Poland — (1.0)%
Republic of Poland:
1.00%, 3/7/29(9)	EUR	(10,844)	$ (10,325,907)
1.125%, 8/7/26(9)	EUR	(7,210)	(7,358,621)
1.375%, 10/22/27(9)	EUR	(3,000)	(2,998,969)
2.75%, 5/25/32(9)	EUR	(3,000)	(3,006,955)
			$ (23,690,452)
Uruguay — (2.8)%
Uruguay Government International Bond, 4.375%, 1/23/31	USD	(61,350)	$ (62,006,555)
			$ (62,006,555)
Total Sovereign Government Bonds (proceeds $160,306,058)			$ (161,328,844)
Total Securities Sold Short (proceeds $170,950,755)			$ (171,509,063)
Value
Other Assets, Less Liabilities — 13.1%	$ 293,264,809
Net Assets — 100.0%	$2,228,443,824
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2023.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $166,836,238 or 7.5% of the Portfolio's net assets.
(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2023.
(6)	Non-income producing security.
(7)	Amount is less than 0.05% or (0.05)%, as applicable.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2023, the aggregate value of these securities is $676,798,744 or 30.4% of the Portfolio's net assets.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at April 30, 2023.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(15)	Quantity held represents principal in USD.
(16)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(17)	Restricted security (see Note 5).

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Fixed-rate loan.
(20)	Step coupon security. Interest rate represents the rate in effect at April 30, 2023.
(21)	Principal amount is less than $500.
(22)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(23)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(24)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(25)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(26)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2023 of all interest only securities comprising the certificate.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.2%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL vs. Put USD (Digital Option)	Goldman Sachs International	USD	5,810,000	BRL	4.80	6/6/23	$ 919,990
Call BRL vs. Put USD (Digital Option)	Citibank, N.A.	USD	4,050,000	BRL	4.80	9/6/23	933,699
Call MXN vs. Put USD (Digital Option)	JPMorgan Chase Bank, N.A.	USD	762,000	MXN	17.50	7/7/23	133,884
Call USD vs. Put CNH	Goldman Sachs International	USD	56,300,000	CNH	7.00	1/18/24	536,426
Call USD vs. Put CNH	Barclays Bank PLC	USD	32,100,000	CNH	7.00	1/18/24	305,849
Call USD vs. Put CNH	Deutsche Bank AG	USD	43,500,000	CNH	7.00	2/16/24	438,437
Total							$3,268,285
Purchased Credit Default Swaptions (OTC) — 0.1%
Description	Counterparty	Notional Amount		Expiration Date	Value
Call - Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) - expiring 9/20/28 buy protection at 96 basis point spread	JPMorgan Chase Bank, N.A.	USD	140,000,000	9/20/23	$ 2,037,000
Total					$2,037,000

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	32,100,000	CNH	7.50	1/18/24	$ (81,084)
Call USD vs. Put CNH	Goldman Sachs International	USD	56,300,000	CNH	7.50	1/18/24	(142,214)
Call USD vs. Put CNH	Deutsche Bank AG	USD	43,500,000	CNH	7.50	2/16/24	(125,976)
Total							$(349,274)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	8,499,009	PHP	468,979,580	5/24/23	$ 28,728
USD	15,868,368	PHP	878,000,000	5/24/23	10,734
USD	15,865,501	PHP	878,000,000	5/24/23	7,867
BRL	73,612,948	USD	13,986,455	6/9/23	663,930
COP	244,000,000	USD	53,131	6/21/23	(1,765)
COP	676,000,000	USD	147,199	6/21/23	(4,891)
COP	874,000,000	USD	190,313	6/21/23	(6,324)
COP	7,788,200,000	USD	1,699,352	6/21/23	(59,826)
COP	21,629,186,187	USD	4,719,397	6/21/23	(166,146)
COP	27,959,300,000	USD	6,100,601	6/21/23	(214,772)
EUR	12,800,000	USD	13,765,004	6/21/23	378,777
EUR	9,225,477	USD	9,920,995	6/21/23	273,000
EUR	7,280,000	USD	7,828,846	6/21/23	215,429
EUR	3,087,961	USD	3,320,765	6/21/23	91,379
EUR	2,140,000	USD	2,301,337	6/21/23	63,327
EUR	1,419,176	USD	1,557,120	6/21/23	11,045
EUR	78,506	USD	83,812	6/21/23	2,936
KRW	20,309,000,000	USD	15,756,111	6/21/23	(532,560)
KRW	28,253,000,000	USD	21,753,324	6/21/23	(574,980)
KRW	28,231,000,000	USD	21,749,615	6/21/23	(587,762)
KRW	31,378,200,000	USD	24,282,022	6/21/23	(761,040)
USD	193,333	COP	933,398,330	6/21/23	(3,160)
USD	487,364	COP	2,364,000,000	6/21/23	(10,291)
USD	1,307,848	COP	6,314,186,187	6/21/23	(21,378)
USD	3,296,719	COP	15,991,000,000	6/21/23	(69,613)
USD	4,415,980	COP	21,320,000,000	6/21/23	(72,182)
USD	11,130,215	COP	53,988,000,000	6/21/23	(235,025)
USD	1,127,987	EUR	1,028,060	6/21/23	(8,001)
USD	374,779	EUR	348,505	6/21/23	(10,313)
USD	858,965	EUR	798,746	6/21/23	(23,637)
USD	1,244,452	EUR	1,157,209	6/21/23	(34,244)
USD	21,508,449	EUR	19,603,034	6/21/23	(152,569)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,377,078	EUR	4,100,000	6/21/23	$ (153,352)
USD	6,921,817	EUR	6,436,558	6/21/23	(190,471)
USD	31,337,353	EUR	28,561,204	6/21/23	(222,290)
USD	8,546,042	EUR	7,946,916	6/21/23	(235,165)
USD	9,920,995	EUR	9,225,477	6/21/23	(273,000)
USD	14,169,150	EUR	13,175,813	6/21/23	(389,898)
USD	15,609,971	EUR	14,515,624	6/21/23	(429,546)
USD	16,124,376	EUR	14,993,967	6/21/23	(443,701)
USD	20,068,963	EUR	18,662,016	6/21/23	(552,246)
USD	21,422,516	EUR	19,920,677	6/21/23	(589,492)
USD	22,793,704	EUR	21,182,441	6/21/23	(612,531)
USD	24,733,992	EUR	23,000,000	6/21/23	(680,615)
USD	36,842,517	EUR	34,259,650	6/21/23	(1,013,811)
USD	37,733,890	EUR	35,088,532	6/21/23	(1,038,339)
USD	63,362,653	EUR	58,920,575	6/21/23	(1,743,576)
USD	65,358,845	EUR	60,776,823	6/21/23	(1,798,506)
USD	81,030,813	EUR	75,350,097	6/21/23	(2,229,758)
USD	223,529	PEN	855,000	6/21/23	(6,445)
USD	742,108	PEN	2,836,000	6/21/23	(20,706)
USD	4,355,908	PEN	16,498,000	6/21/23	(81,646)
USD	3,452,264	PEN	13,146,911	6/21/23	(83,930)
USD	9,397,625	PEN	35,617,000	6/21/23	(182,466)
USD	7,630,695	PEN	29,076,000	6/21/23	(190,029)
USD	9,719,749	PEN	37,110,000	6/21/23	(261,923)
USD	10,526,054	PEN	40,199,000	6/21/23	(286,482)
IDR	250,389,000,000	USD	16,211,654	6/23/23	844,796
USD	16,236,148	IDR	250,389,000,000	6/23/23	(820,303)
IDR	102,184,000,000	USD	6,540,375	7/11/23	418,496
IDR	80,072,800,000	USD	5,105,219	7/11/23	347,849
IDR	64,058,000,000	USD	4,086,661	7/11/23	275,777
IDR	64,058,200,000	USD	4,091,186	7/11/23	271,265
USD	4,681,869	IDR	71,325,000,000	7/11/23	(175,461)
USD	5,718,775	IDR	87,177,000,000	7/11/23	(218,099)
USD	9,962,020	IDR	151,871,000,000	7/11/23	(380,603)
IDR	355,000,000,000	USD	23,494,375	7/25/23	676,595
IDR	27,346,349,516	USD	1,811,376	7/25/23	50,561
USD	12,327,529	IDR	189,202,424,764	7/25/23	(554,741)
USD	25,136,777	PHP	1,419,700,000	7/26/23	(467,795)
USD	29,436,836	PHP	1,660,529,000	7/26/23	(511,134)
USD	29,154,349	PHP	1,646,900,000	7/26/23	(547,820)
BRL	47,038,097	USD	8,770,397	9/11/23	428,601
					$ (15,875,267)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ARS	1,497,000,000	USD	6,725,067	BNP Paribas	5/3/23	$ —	$ (1,420)
ARS	1,497,000,000	USD	6,725,131	Goldman Sachs International	5/3/23	—	(1,483)
USD	6,725,131	ARS	1,497,000,000	BNP Paribas	5/3/23	1,483	—
USD	6,675,585	ARS	1,497,000,000	Goldman Sachs International	5/3/23	—	(48,062)
EUR	8,490,000	USD	9,377,972	HSBC Bank USA, N.A.	5/5/23	—	(21,662)
EUR	2,977,177	USD	3,252,240	Standard Chartered Bank	5/5/23	28,726	—
USD	4,506,729	EUR	4,080,000	HSBC Bank USA, N.A.	5/5/23	10,410	—
USD	2,927,165	EUR	2,650,000	HSBC Bank USA, N.A.	5/5/23	6,761	—
USD	2,054,538	EUR	1,860,000	HSBC Bank USA, N.A.	5/5/23	4,746	—
USD	45,314,459	CNH	307,515,701	Standard Chartered Bank	5/8/23	910,863	—
USD	39,589,153	CNH	268,690,000	Standard Chartered Bank	5/8/23	791,778	—
USD	35,107,142	CNH	241,000,000	Standard Chartered Bank	5/8/23	308,052	—
MYR	38,551,000	USD	8,716,030	Goldman Sachs International	5/10/23	—	(43,334)
MYR	44,300,000	USD	10,016,959	Goldman Sachs International	5/10/23	—	(50,929)
MYR	38,009,000	USD	8,634,288	Barclays Bank PLC	5/15/23	—	(81,173)
MYR	32,300,000	USD	7,514,249	Goldman Sachs International	5/15/23	—	(245,822)
MYR	60,000,000	USD	13,968,106	Goldman Sachs International	5/15/23	—	(466,385)
USD	17,488,584	MYR	76,600,000	Barclays Bank PLC	5/15/23	251,387	—
USD	426,802	ZMW	8,386,651	Standard Chartered Bank	5/17/23	—	(44,677)
ILS	79,898,572	USD	21,863,664	Barclays Bank PLC	5/24/23	164,602	—
ILS	77,999,455	USD	21,339,604	UBS AG	5/24/23	165,070	—
KES	413,384,553	USD	3,155,633	Standard Chartered Bank	5/25/23	—	(181,429)
USD	2,890,801	KES	413,384,553	Standard Chartered Bank	5/25/23	—	(83,402)
USD	6,231,009	ARS	1,497,000,000	BNP Paribas	5/31/23	26,156	—
UZS	52,125,554,180	USD	4,436,217	ICBC Standard Bank plc	6/2/23	84,012	—
USD	13,256,141	TRY	264,460,808	Standard Chartered Bank	6/8/23	908,009	—
USD	2,511,470	TRY	50,000,000	Standard Chartered Bank	6/8/23	176,884	—
USD	13,936,567	BRL	73,612,948	Goldman Sachs International	6/9/23	—	(713,817)
KES	324,058,799	USD	2,458,736	Standard Chartered Bank	6/12/23	—	(159,544)
USD	2,227,208	KES	324,058,799	Standard Chartered Bank	6/12/23	—	(71,983)
AED	35,000,000	USD	9,529,903	BNP Paribas	6/21/23	—	(1,036)
AUD	45,330,670	USD	29,925,178	Goldman Sachs International	6/21/23	134,190	—
CAD	19,779,000	USD	14,549,101	Citibank, N.A.	6/21/23	64,078	—
CAD	19,779,000	USD	14,549,159	Goldman Sachs International	6/21/23	64,021	—
CAD	17,542,000	USD	12,902,056	HSBC Bank USA, N.A.	6/21/23	58,377	—
CZK	228,237,895	EUR	9,589,022	Citibank, N.A.	6/21/23	68,485	—
CZK	118,516,053	EUR	4,965,421	Standard Chartered Bank	6/21/23	50,840	—
CZK	118,516,052	EUR	4,965,479	UBS AG	6/21/23	50,776	—
EUR	1,465,289	HUF	566,300,000	Goldman Sachs International	6/21/23	—	(28,616)
EUR	16,765,599	NOK	186,550,000	Bank of America, N.A.	6/21/23	978,692	—
EUR	5,022,956	PLN	23,835,160	Citibank, N.A.	6/21/23	—	(160,924)
EUR	5,447,394	PLN	25,833,534	Citibank, N.A.	6/21/23	—	(170,763)
EUR	8,829,591	PLN	41,898,581	Citibank, N.A.	6/21/23	—	(282,881)
EUR	9,575,688	PLN	45,411,419	Citibank, N.A.	6/21/23	—	(300,176)
EUR	1,020,699	RON	5,087,286	UBS AG	6/21/23	—	(8,444)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	18,244,767	SEK	203,600,000	UBS AG	6/21/23	$ 256,165	$ —
HUF	450,000,000	EUR	1,112,852	UBS AG	6/21/23	79,661	—
HUF	1,917,373,082	EUR	5,003,766	UBS AG	6/21/23	49,811	—
HUF	1,943,254,169	EUR	5,077,934	UBS AG	6/21/23	43,162	—
ISK	1,348,260,811	EUR	8,905,878	JPMorgan Chase Bank, N.A.	6/21/23	51,049	—
ISK	605,807,989	EUR	4,007,992	JPMorgan Chase Bank, N.A.	6/21/23	15,916	—
ISK	363,931,200	EUR	2,407,510	JPMorgan Chase Bank, N.A.	6/21/23	9,826	—
JPY	759,279,526	USD	5,752,519	Bank of America, N.A.	6/21/23	—	(137,308)
JPY	6,074,457,667	USD	45,488,904	Bank of America, N.A.	6/21/23	—	(565,579)
JPY	1,782,980,000	USD	13,630,599	Citibank, N.A.	6/21/23	—	(444,667)
MYR	23,240,000	USD	5,152,708	Barclays Bank PLC	6/21/23	89,200	—
MYR	3,491,500	USD	775,028	Barclays Bank PLC	6/21/23	12,499	—
MYR	37,108,500	USD	8,249,633	Credit Agricole Corporate and Investment Bank	6/21/23	120,391	—
NOK	186,550,000	EUR	16,415,932	Goldman Sachs International	6/21/23	—	(592,317)
NZD	15,213,708	USD	9,445,963	Bank of America, N.A.	6/21/23	—	(39,660)
NZD	46,800,000	USD	28,604,305	Standard Chartered Bank	6/21/23	331,111	—
NZD	6,250,000	USD	3,820,019	Standard Chartered Bank	6/21/23	44,219	—
NZD	4,250,000	USD	2,597,613	Standard Chartered Bank	6/21/23	30,069	—
PLN	9,740,000	EUR	2,042,955	HSBC Bank USA, N.A.	6/21/23	76,396	—
SEK	203,600,000	EUR	17,796,089	Goldman Sachs International	6/21/23	239,617	—
THB	944,010,000	USD	27,619,004	Standard Chartered Bank	6/21/23	159,386	—
THB	692,924	USD	20,056	Standard Chartered Bank	6/21/23	334	—
THB	520,000	USD	14,970	Standard Chartered Bank	6/21/23	332	—
USD	9,511,645	AED	35,000,000	BNP Paribas	6/21/23	—	(17,223)
USD	15,282,970	BHD	5,771,878	Standard Chartered Bank	6/21/23	—	(11,114)
USD	20,259,269	BHD	7,651,000	Standard Chartered Bank	6/21/23	—	(14,035)
USD	13,351,942	JPY	1,782,980,000	Bank of America, N.A.	6/21/23	166,009	—
USD	5,685,906	JPY	759,279,526	Bank of America, N.A.	6/21/23	70,695	—
USD	101,978	MXN	1,976,000	Bank of America, N.A.	6/21/23	—	(6,824)
USD	1,870,684	MXN	36,130,000	Goldman Sachs International	6/21/23	—	(118,703)
USD	2,207,288	MXN	42,650,000	Goldman Sachs International	6/21/23	—	(141,103)
USD	2,832,570	MXN	54,773,000	Goldman Sachs International	6/21/23	—	(183,337)
USD	2,022,803	MXN	39,093,000	Standard Chartered Bank	6/21/23	—	(129,733)
USD	7,186,331	MXN	132,927,000	Standard Chartered Bank	6/21/23	—	(132,885)
USD	2,305,118	MXN	44,473,000	Standard Chartered Bank	6/21/23	—	(143,651)
USD	2,506,876	MXN	48,335,000	Standard Chartered Bank	6/21/23	—	(154,542)
USD	7,504,661	MXN	138,560,800	UBS AG	6/21/23	—	(124,763)
USD	26,858,560	MXN	493,103,000	UBS AG	6/21/23	—	(292,638)
USD	53,147,756	NZD	85,600,000	Bank of America, N.A.	6/21/23	223,149	—
USD	17,881,488	NZD	28,800,000	Bank of America, N.A.	6/21/23	75,078	—
USD	31,733,567	NZD	51,000,000	HSBC Bank USA, N.A.	6/21/23	201,383	—
USD	11,200,082	NZD	18,000,000	HSBC Bank USA, N.A.	6/21/23	71,076	—
USD	21,387,913	NZD	34,993,136	Standard Chartered Bank	6/21/23	—	(247,577)
USD	12,669,399	SAR	47,604,000	Standard Chartered Bank	6/21/23	—	(16,107)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	26,358,743	SAR	99,041,000	Standard Chartered Bank	6/21/23	$ —	$ (33,687)
USD	239,564	THB	8,277,000	Standard Chartered Bank	6/21/23	—	(3,995)
USD	27,322,792	THB	944,010,000	Standard Chartered Bank	6/21/23	—	(455,598)
USD	4,149,463	UYU	162,244,000	Citibank, N.A.	6/21/23	3,938	—
USD	6,647,874	ZAR	119,531,380	Goldman Sachs International	6/21/23	142,565	—
USD	6,668,517	ZAR	120,009,506	Goldman Sachs International	6/21/23	137,187	—
USD	23,292,633	ZAR	425,519,650	Goldman Sachs International	6/21/23	134,390	—
USD	4,749,799	ZAR	85,379,557	Goldman Sachs International	6/21/23	103,150	—
USD	4,745,358	ZAR	85,379,557	Goldman Sachs International	6/21/23	98,708	—
USD	11,580,418	ZAR	212,759,826	Goldman Sachs International	6/21/23	1,297	—
USD	23,213,569	ZAR	434,177,974	Goldman Sachs International	6/21/23	—	(415,890)
USD	1,840,744	ZAR	33,000,000	HSBC Bank USA, N.A.	6/21/23	44,770	—
USD	11,579,238	ZAR	212,759,824	UBS AG	6/21/23	116	—
USD	22,317,165	ZAR	416,382,726	UBS AG	6/21/23	—	(343,815)
ZAR	46,457,787	USD	2,509,197	Goldman Sachs International	6/21/23	19,195	—
ZAR	11,631,841	USD	626,571	Goldman Sachs International	6/21/23	6,474	—
ZAR	11,631,840	USD	627,009	Goldman Sachs International	6/21/23	6,035	—
ZAR	11,631,841	USD	627,426	Goldman Sachs International	6/21/23	5,619	—
ZAR	11,562,265	USD	623,993	Goldman Sachs International	6/21/23	5,265	—
ZAR	55,745,000	USD	3,036,298	HSBC Bank USA, N.A.	6/21/23	—	(2,463)
ZAR	55,745,000	USD	3,036,298	HSBC Bank USA, N.A.	6/21/23	—	(2,463)
USD	5,230,785	UYU	204,576,000	Citibank, N.A.	6/22/23	4,439	—
USD	9,036,785	SAR	34,000,000	Standard Chartered Bank	7/13/23	—	(22,393)
UZS	88,377,320,844	USD	7,515,078	ICBC Standard Bank plc	7/13/23	64,972	—
AUD	41,470,000	USD	27,931,986	Bank of America, N.A.	7/20/23	—	(399,719)
AUD	43,175,000	USD	29,071,213	BNP Paribas	7/20/23	—	(406,983)
EGP	222,610,000	USD	8,241,762	Citibank, N.A.	7/20/23	—	(2,123,526)
USD	9,749,607	EGP	214,881,345	Goldman Sachs International	7/20/23	3,843,786	—
USD	6,422,037	EGP	143,147,195	Goldman Sachs International	7/20/23	2,487,764	—
USD	6,422,037	EGP	144,688,484	Goldman Sachs International	7/27/23	2,469,987	—
UZS	88,377,320,844	USD	7,459,576	ICBC Standard Bank plc	8/1/23	89,410	—
USD	12,322,809	UGX	47,073,131,943	Standard Chartered Bank	8/3/23	—	(77,845)
KES	263,640,000	USD	1,958,708	Standard Chartered Bank	8/4/23	—	(150,185)
USD	1,734,474	KES	263,640,000	Standard Chartered Bank	8/4/23	—	(74,050)
UZS	44,027,233,638	USD	3,718,504	ICBC Standard Bank plc	8/15/23	28,807	—
USD	8,986,097	UGX	34,012,379,000	Goldman Sachs International	8/22/23	54,460	—
OMR	14,300,000	USD	37,090,168	Standard Chartered Bank	8/23/23	32,723	—
USD	36,694,600	OMR	14,300,000	Standard Chartered Bank	8/23/23	—	(428,291)
USD	9,533,630	UGX	36,733,368,428	Standard Chartered Bank	9/6/23	—	(88,484)
USD	8,775,764	BRL	47,038,097	Citibank, N.A.	9/11/23	—	(423,234)
USD	3,161,573	UGX	12,267,000,000	Standard Chartered Bank	9/18/23	—	(45,306)
ZAR	46,457,787	USD	2,530,381	UBS AG	9/18/23	—	(23,985)
USD	7,520,129	KES	1,171,795,907	Standard Chartered Bank	9/21/23	—	(374,488)
USD	6,890,690	EGP	254,611,000	Goldman Sachs International	9/25/23	298,745	—
USD	3,663,475	EGP	133,900,000	HSBC Bank USA, N.A.	9/25/23	196,769	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	13,782,014	EGP	504,594,000	Goldman Sachs International	9/28/23	$ 752,047	$ —
USD	6,891,023	EGP	252,556,000	Goldman Sachs International	9/28/23	369,351	—
UZS	46,590,925,423	USD	3,893,934	ICBC Standard Bank plc	10/13/23	12,941	—
OMR	10,000,000	USD	25,940,545	Standard Chartered Bank	11/6/23	5,352	—
OMR	5,300,000	USD	13,755,872	Standard Chartered Bank	11/6/23	—	(4,547)
USD	48,448,681	OMR	18,858,800	Standard Chartered Bank	11/6/23	—	(482,167)
USD	3,418,241	KES	553,759,398	Standard Chartered Bank	12/21/23	—	(207,471)
HUF	3,860,572,749	EUR	9,045,391	Barclays Bank PLC	1/30/24	600,254	—
USD	12,218,559	UGX	48,141,120,629	Deutsche Bank AG	2/6/24	—	(116,919)
USD	28,368,794	OMR	11,000,000	Standard Chartered Bank	2/22/24	—	(136,820)
USD	26,205,980	SAR	98,600,000	Standard Chartered Bank	3/14/24	—	(39,943)
USD	12,408,845	BHD	4,730,872	Standard Chartered Bank	3/18/24	—	(84,643)
USD	17,098,499	BHD	6,518,000	Standard Chartered Bank	3/18/24	—	(114,512)
USD	3,671,357	EGP	146,120,000	HSBC Bank USA, N.A.	3/25/24	289,497	—
USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(604,946)
						$20,034,945	$(14,370,096)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/5/23	COP	20,311,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 4,323,338	$ 260,715
5/10/23	COP	9,217,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,961,899	(18,540)
5/15/23	COP	87,159,300	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	18,552,427	(166,341)
5/16/23	COP	119,481,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	25,432,333	(230,315)
5/16/23	COP	92,277,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	19,359,235	282,527
5/22/23	COP	88,592,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	18,857,386	(102,377)
5/24/23	COP	79,082,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	16,833,142	(107,850)
6/12/23	COP	13,827,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,943,167	(32,057)
6/19/23	COP	80,203,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,071,860	(210,155)
6/23/23	COP	81,564,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,361,431	(198,892)
6/23/23	COP	66,549,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	14,165,432	—
6/26/23	COP	66,549,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	14,165,432	(196,050)
6/29/23	COP	43,897,680	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	9,343,908	(271,609)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
6/30/23	COP	40,781,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$ 8,680,502	$ (81,805)
						$(1,072,749)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Hang Seng Index	46	Long	5/30/23	$ 5,823,715	$ (37,298)
Nikkei 225 Index	64	Long	6/8/23	9,307,201	193,360
Euro Stoxx 50 Index	(285)	Short	6/16/23	(13,584,212)	(870,243)
SGX CNX Nifty Index	(733)	Short	5/25/23	(26,684,682)	(548,233)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	143	Long	6/21/23	20,221,094	8,129
Euro-Bobl	(662)	Short	6/8/23	(86,054,172)	(2,182,178)
Euro-Bund	(384)	Short	6/8/23	(57,359,472)	(1,174,114)
Euro-Buxl	(19)	Short	6/8/23	(2,920,587)	(134,539)
Japan 10-Year Bond	(115)	Short	6/13/23	(125,428,456)	(2,684,560)
U.S. 2-Year Treasury Note	(29)	Short	6/30/23	(5,978,758)	(58,713)
U.S. 5-Year Treasury Note	(158)	Short	6/30/23	(17,339,266)	123,386
U.S. 10-Year Treasury Note	(458)	Short	6/21/23	(52,763,031)	290,865
					$ (7,074,138)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 1,608,591
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,595,362
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,595,362
EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	1,778,028

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$ (2,038,004)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(2,042,192)
EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(2,056,702)
EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(2,364,264)
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(2,292,697)
EUR	7,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(133,988)
USD	75,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.48% (pays upon termination)	3/16/28	137,888
USD	50,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.49% (pays upon termination)	3/16/28	71,957
USD	64,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.48% (pays upon termination)	3/20/28	100,979
USD	9,489	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	12,610
USD	4,900	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	4/3/33	(52,354)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	4/3/33	(117,011)
USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(858,497)
USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(316,310)
USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	23,450
USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	3,938
USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	182,298
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	329,945
USD	18,700	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.43% (pays upon termination)	7/18/52	18,641
USD	12,100	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.41% (pays upon termination)	1/13/53	(109,331)
USD	12,100	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.41% (pays upon termination)	1/13/53	(110,865)
USD	10,710	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	(58,277)
							$ (5,091,443)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	45,674,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.84% (pays semi-annually)	6/22/25	$ 444,756	$ —	$ 444,756
CLP	3,456,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	130,780	—	130,780
CLP	6,182,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	230,547	—	230,547
CLP	6,138,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	215,450	—	215,450
CLP	6,138,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	208,722	—	208,722
CLP	6,138,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	198,631	—	198,631
CLP	5,428,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	172,679	—	172,679
CLP	3,325,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	104,866	—	104,866
CLP	4,624,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	136,965	—	136,965
CLP	5,288,800	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	152,310	—	152,310
CLP	11,010,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	77,094	—	77,094
COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	2,568,572	—	2,568,572
COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,286,848)	—	(1,286,848)
COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,943,928)	—	(1,943,928)
COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(2,639,238)	—	(2,639,238)
COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,274,846)	—	(1,274,846)
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	479,972	—	479,972
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	470,231	—	470,231

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	$ 199,658	$ —	$ 199,658
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	913,496	—	913,496
COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	629,655	—	629,655
COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	188,649	—	188,649
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	882,028	—	882,028
COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	469,296	—	469,296
COP	66,784,856	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	1,838,412	—	1,838,412
COP	31,722,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	854,601	—	854,601
COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(619,852)	—	(619,852)
COP	40,836,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	869,486	—	869,486
COP	57,851,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	1,216,397	—	1,216,397
COP	35,344,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	671,210	—	671,210
COP	74,865,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	1,411,912	—	1,411,912
COP	36,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	678,443	—	678,443
COP	37,433,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	690,311	—	690,311
COP	76,566,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	1,384,538	—	1,384,538
COP	88,429,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	1,417,339	—	1,417,339
COP	12,136,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	97,322	—	97,322

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	23,044,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	$ 166,776	$ —	$ 166,776
COP	12,136,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	81,629	—	81,629
COP	12,290,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	58,608	—	58,608
COP	8,481,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	32,555	—	32,555
COP	57,851,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.79% (pays quarterly)	11/26/25	(111,976)	—	(111,976)
COP	20,273,656	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	17,000	—	17,000
COP	7,565,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(295)	(111)	(406)
COP	14,525,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(8,458)	—	(8,458)
COP	36,071,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	1,065,119	—	1,065,119
COP	54,897,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.07% (pays quarterly)	3/15/28	(341,525)	—	(341,525)
COP	11,441,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	429,566	—	429,566
COP	8,172,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	306,149	—	306,149
COP	21,848,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.58% (pays quarterly)	3/15/33	(141,718)	—	(141,718)
COP	34,316,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.61% (pays quarterly)	3/15/33	(236,891)	—	(236,891)
COP	21,325,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.67% (pays quarterly)	3/15/33	(164,982)	—	(164,982)
EUR	6,472	Pays	6-month EURIBOR (pays semi-annually)	3.06% (pays annually)	10/11/26	82,952	—	82,952
EUR	1,211	Pays	6-month EURIBOR (pays semi-annually)	2.99% (pays annually)	10/26/26	10,868	—	10,868
EUR	3,000	Pays	6-month EURIBOR (pays semi-annually)	3.12% (pays annually)	10/19/27	54,383	—	54,383
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	28,188	(56)	28,132

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	$ 99,178	$ —	$ 99,178
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	49,990	—	49,990
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	43,650	—	43,650
EUR	4,515	Receives	1-day Euro Short-Term Rate (pays annually)	(0.03)% (pays annually)	11/9/31	1,112,040	—	1,112,040
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	25,257	—	25,257
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	56,826	—	56,826
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	43,908	—	43,908
EUR	6,500	Receives	1-day Euro Short-Term Rate (pays annually)	0.82% (pays annually)	3/17/52	2,480,903	(1,497)	2,479,406
EUR	8,950	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	3,352,245	643	3,352,888
EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	1,121,686	(106)	1,121,580
EUR	1,770	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	490,454	33	490,487
HUF	7,648,352	Pays	6-month HUF BUBOR (pays semi-annually)	7.95% (pays annually)	4/25/33	116,243	—	116,243
HUF	3,776,964	Pays	6-month HUF BUBOR (pays semi-annually)	7.90% (pays annually)	4/27/33	28,139	—	28,139
JPY	6,104,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	(281,247)	—	(281,247)
JPY	559,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	(18,971)	—	(18,971)
JPY	5,588,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	(215,712)	—	(215,712)
JPY	537,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(291,363)	—	(291,363)
JPY	478,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(262,955)	—	(262,955)
JPY	510,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(286,104)	—	(286,104)
JPY	1,218,600	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(687,164)	—	(687,164)
JPY	1,128,100	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(649,250)	—	(649,250)
JPY	1,123,900	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(652,279)	—	(652,279)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	35,000,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.97% (pays quarterly)	9/21/25	$ 401,600	$ —	$ 401,600
KRW	27,951,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	1/11/26	71,133	—	71,133
KRW	30,873,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	1/11/26	97,010	—	97,010
KRW	18,485,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	42,996	—	42,996
KRW	26,932,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	63,716	—	63,716
KRW	15,578,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	(6,384)	—	(6,384)
KRW	33,784,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	3/15/26	95,070	—	95,070
KRW	28,582,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.70% (pays quarterly)	9/21/27	480,136	—	480,136
KRW	22,980,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.73% (pays quarterly)	9/21/27	407,992	—	407,992
KRW	12,965,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	201,210	—	201,210
KRW	12,965,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	217,029	—	217,029
KRW	13,412,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	226,850	—	226,850
KRW	20,704,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.65% (pays quarterly)	7/19/31	(1,690,783)	—	(1,690,783)
MXN	1,044,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.19% (pays monthly)	2/18/28	1,455,355	—	1,455,355
MXN	200,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	83,942	—	83,942
MXN	608,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.73% (pays monthly)	4/17/28	282,493	—	282,493
MXN	269,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.56% (pays monthly)	4/18/28	22,330	—	22,330
NZD	92,630	Pays	3-month NZD Bank Bill (pays quarterly)	5.17% (pays semi-annually)	1/11/25	697,914	—	697,914
NZD	95,900	Pays	3-month NZD Bank Bill (pays quarterly)	5.19% (pays semi-annually)	1/11/25	736,812	—	736,812

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	14,130	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	$ (52,306)	$ —	$ (52,306)
NZD	18,850	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(61,671)	—	(61,671)
NZD	24,380	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(79,764)	—	(79,764)
NZD	27,000	Pays	3-month NZD Bank Bill (pays quarterly)	2.09% (pays semi-annually)	9/23/31	(2,531,158)	—	(2,531,158)
NZD	6,400	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	40,440	—	40,440
NZD	15,700	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	98,532	—	98,532
NZD	13,900	Pays	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/28/32	94,636	—	94,636
PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	1,168,171	—	1,168,171
PLN	163,380	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	3,489,044	—	3,489,044
PLN	85,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	1,782,741	—	1,782,741
PLN	48,710	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	50,176	—	50,176
PLN	55,790	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(211,988)	—	(211,988)
PLN	28,570	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(32,359)	—	(32,359)
PLN	32,630	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(231,733)	—	(231,733)
TWD	960,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.17% (pays quarterly)	12/21/27	242,323	—	242,323
TWD	2,889,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.19% (pays quarterly)	12/21/27	641,536	—	641,536
USD	4,050	Receives	SOFR (pays annually)	1.21% (pays annually)	11/29/26	363,670	—	363,670
USD	5,458	Pays	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	(384,465)	(4,287)	(388,752)
USD	53,814	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	3,787,047	44,818	3,831,865
USD	50,000	Pays	SOFR (pays annually)	3.55% (pays semi-annually)	3/16/28	508,522	—	508,522
USD	75,000	Pays	SOFR (pays annually)	3.57% (pays semi-annually)	3/16/28	825,220	—	825,220
USD	64,000	Pays	SOFR (pays annually)	3.55% (pays annually)	3/20/28	595,905	—	595,905
USD	16,220	Receives	SOFR (pays annually)	1.26% (pays annually)	11/9/31	2,533,460	—	2,533,460
USD	830	Pays	SOFR (pays annually)	1.94% (pays annually)	3/17/32	(80,752)	87,419	6,667
USD	24,452	Receives	SOFR (pays annually)	1.94% (pays annually)	3/17/32	2,377,581	1,249	2,378,830

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	10,205	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	$ 43,212	$ —	$ 43,212
USD	4,900	Pays	SOFR (pays annually)	3.27% (pays annually)	4/3/33	40,537	—	40,537
USD	10,000	Pays	SOFR (pays annually)	3.28% (pays annually)	4/3/33	92,118	—	92,118
USD	1,800	Receives	SOFR (pays annually)	1.43% (pays annually)	11/9/51	558,260	—	558,260
USD	18,700	Pays	SOFR (pays annually)	2.60% (pays semi-annually)	7/18/52	(1,868,207)	—	(1,868,207)
USD	31,130	Pays	SOFR (pays annually)	2.86% (pays semi-annually)	1/18/53	(764,843)	—	(764,843)
ZAR	72,640	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(284,332)	151	(284,181)
ZAR	476,700	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(1,830,931)	1,018	(1,829,913)
ZAR	474,850	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(1,619,729)	1,145	(1,618,584)
ZAR	474,840	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(1,578,167)	1,177	(1,576,990)
ZAR	327,631	Pays	3-month ZAR JIBAR (pays quarterly)	8.30% (pays quarterly)	9/21/27	(9,475)	—	(9,475)
ZAR	332,669	Pays	3-month ZAR JIBAR (pays quarterly)	8.31% (pays quarterly)	9/21/27	(1,392)	—	(1,392)
ZAR	673,138	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(1,063,624)	336	(1,063,288)
ZAR	649,365	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	(963,535)	369	(963,166)
ZAR	642,466	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	26,592	861	27,453
ZAR	603,659	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	31,804	813	32,617
ZAR	676,098	Pays	3-month ZAR JIBAR (pays quarterly)	8.26% (pays quarterly)	2/27/28	(170,699)	787	(169,912)
ZAR	646,777	Pays	3-month ZAR JIBAR (pays quarterly)	8.38% (pays quarterly)	2/27/28	10,338	864	11,202
Total						$28,710,194	$135,626	$28,845,820

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$ 42,600	1.00% (pays quarterly)(1)	2.93%	6/20/28	$ (3,577,105)	$ 3,725,532	$ 148,427
Petroleos Mexicanos	34,856	1.00% (pays quarterly)(1)	6.06	12/20/27	(6,481,108)	5,751,370	(729,738)
Petroleos Mexicanos	77,200	1.00% (pays quarterly)(1)	6.28	6/20/28	(16,121,876)	16,451,135	329,259
Total	$154,656				$(26,180,089)	$25,928,037	$ (252,052)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$ 18,213	1.00% (pays quarterly)(1)	6/20/28	$ (737,132)	$ 714,608	$ (22,524)
Finland	18,801	0.25% (pays quarterly)(1)	6/20/28	(36,645)	(8,854)	(45,499)
France	87,573	0.25% (pays quarterly)(1)	6/20/28	30,082	(205,841)	(175,759)
Germany	85,444	0.25% (pays quarterly)(1)	6/20/28	(487,176)	363,679	(123,497)
Hungary	19,438	1.00% (pays quarterly)(1)	6/20/28	584,882	(654,103)	(69,221)
Malaysia	115,000	1.00% (pays quarterly)(1)	6/20/28	(1,696,760)	813,867	(882,893)
Malaysia	171,450	1.00% (pays quarterly)(1)	6/20/28	(2,529,648)	1,443,316	(1,086,332)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	860	1.00% (pays quarterly)(1)	6/20/24	(422)	(30,072)	(30,494)
Markit CDX Emerging Markets Index (CDX.EM.39.V1)	92,100	1.00% (pays quarterly)(1)	6/20/28	5,473,686	(6,296,051)	(822,365)
Markit CDX North America High Yield Index (CDX.NA.HY.40.V1)	122,000	5.00% (pays quarterly)(1)	6/20/28	(2,433,449)	(178,905)	(2,612,354)
Mexico	128,394	1.00% (pays quarterly)(1)	6/20/28	597,610	(2,433,833)	(1,836,223)
Philippines	127,900	1.00% (pays quarterly)(1)	6/20/28	(544,827)	(575,014)	(1,119,841)
Poland	73,949	1.00% (pays quarterly)(1)	6/20/28	(354,081)	(160,187)	(514,268)
Qatar	62,500	1.00% (pays quarterly)(1)	6/20/28	(1,760,309)	1,474,029	(286,280)
Saudi Arabia	265,800	1.00% (pays quarterly)(1)	6/20/28	(4,964,091)	3,803,772	(1,160,319)
South Africa	207,567	1.00% (pays quarterly)(1)	6/20/28	15,753,202	(17,756,500)	(2,003,298)
South Africa	58,700	1.00% (pays quarterly)(1)	6/20/29	6,217,687	(5,261,647)	956,040

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
South Africa	$ 9,464	1.00% (pays quarterly)(1)	6/20/31	$ 1,445,606	$ (1,174,704)	$ 270,902
Spain	127,300	1.00% (pays quarterly)(1)	6/20/28	(2,814,305)	2,884,456	70,151
Turkey	329,252	1.00% (pays quarterly)(1)	6/20/28	56,269,657	(57,568,840)	(1,299,183)
United Kingdom	85,267	1.00% (pays quarterly)(1)	6/20/28	(3,087,844)	2,805,892	(281,952)
Total				$64,925,723	$ (78,000,932)	$ (13,075,209)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$ 18,700	1.00% (pays quarterly)(1)	1.31%	6/20/28	$ (240,010)	$ 389,022	$ 149,012
Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	0.57	6/20/24	117,830	(67,667)	50,163
Vietnam	Goldman Sachs International	96,614	1.00% (pays quarterly)(1)	1.31	6/20/28	(1,241,355)	1,583,167	341,812
Vietnam	Nomura International PLC	3,500	1.00% (pays quarterly)(1)	1.31	6/20/28	(44,922)	77,943	33,021
Total		$138,694				$ (1,408,457)	$1,982,465	$574,008
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$19,840	1.00% (pays quarterly)(1)	6/20/28	$ (610,016)	$ 587,570	$ (22,446)
Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(65,325)	(34,604)	(99,929)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(98,503)	(52,223)	(150,726)
Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	2,392,671	(314,522)	2,078,149
Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	2,233,798	(293,038)	1,940,760
Romania	Barclays Bank PLC	19,120	1.00% (pays quarterly)(1)	6/20/28	836,011	(1,045,329)	(209,318)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(325,904)	(382,169)	(708,073)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	Goldman Sachs International	$57,200	1.00% (pays quarterly)(1)	6/20/33	$ (543,391)	$ (186,879)	$ (730,270)
Sweden	Barclays Bank PLC	41,185	0.25% (pays quarterly)(1)	6/20/28	(204,411)	142,034	(62,377)
Total					$3,614,930	$ (1,579,160)	$2,035,770
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $293,350,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	13,700	SOFR (pays upon termination)	Return on iBoxx USD Liquid Leveraged Loans Index (pays upon termination)	6/20/23	$ (383,167)
BNP Paribas	USD	347,000	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	8/25/23	(101,245)
BNP Paribas	USD	130,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	8/25/23	(186,800)
Citibank, N.A.	KRW	49,000	Positive Return on KOSPI 200 Index Futures 6/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2023 (pays upon termination)	6/8/23	153,627
						$ (517,585)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 7,890,662,080 (pays semi-annually)*	1.41% on CLP equivalent of CLF 224,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$ 274,770
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 33,244,125 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date**	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount**	10/14/25/ 10/14/28	101,921
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,698,942,950 (pays semi-annually)*	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(567,101)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 8,224,633,060 (pays semi-annually)*	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(1,873,536)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,531,614,475 (pays semi-annually)*	1.85% on CLP equivalent of CLF 47,900 (pays semi-annually)*	Not Applicable/ 4/20/32	(267,416)
				$(2,331,362)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
**	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ADR	– American Depositary Receipt
BUBOR	– Budapest Interbank Offered Rate
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate

LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso

EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

NOK	– Norwegian Krone
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RON	– Romanian Leu
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona

THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $2,155,462,678)	$ 1,938,463,314
Affiliated investment, at value (identified cost $168,574,038)	168,574,038
Cash	1,164,891
Deposits for derivatives collateral:
Centrally cleared derivatives	188,903,341
OTC derivatives	5,889,000
Foreign currency, at value (identified cost $59,817,417)	60,374,799
Interest and dividends receivable	40,978,830
Dividends receivable from affiliated investment	716,061
Receivable for investments sold	24,603,311
Cash collateral for securities sold short	15,151,280
Receivable for open forward foreign currency exchange contracts	20,034,945
Receivable for open swap contracts	5,123,235
Upfront payments on open non-centrally cleared swap contracts	2,376,431
Receivable for closed swap contracts	937,936
Receivable for open non-deliverable bond forward contracts	543,242
Tax reclaims receivable	40,243
Total assets	$2,473,874,897
Liabilities
Cash collateral due to brokers	$ 4,270,000
Written options outstanding, at value (premiums received $500,488)	349,274
Payable for investments purchased	29,274,101
Payable for securities sold short, at value (proceeds $170,950,755)	171,509,063
Payable for variation margin on open futures contracts	1,813,676
Payable for variation margin on open centrally cleared derivatives	5,264,852
Payable for open forward foreign currency exchange contracts	14,370,096
Payable for open swap contracts	5,362,404
Payable for closed swap contracts	1,526,773
Upfront receipts on open non-centrally cleared swap contracts	2,779,736
Payable for closed non-deliverable bond forward contracts	46,175
Payable for open non-deliverable bond forward contracts	1,615,991
Payable to affiliates:
Investment adviser fee	1,718,936
Trustees' fees	9,223
Other	61,634
Interest payable on securities sold short	4,052,208
Accrued foreign capital gains taxes	121,152
Accrued expenses	1,285,779
Total liabilities	$ 245,431,073
Net Assets applicable to investors' interest in Portfolio	$2,228,443,824

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $182,723)	$ 1,470,689
Dividend income from affiliated investment	4,460,151
Interest and other income (net of foreign taxes withheld of $367,485)	77,472,176
Total investment income	$ 83,403,016
Expenses
Investment adviser fee	$ 10,027,393
Trustees’ fees and expenses	54,255
Custodian fee	663,353
Legal and accounting services	155,714
Interest expense and fees	1,467,866
Interest and dividend expense on securities sold short	3,571,204
Miscellaneous	42,319
Total expenses	$ 15,982,104
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 292,492
Total expense reductions	$ 292,492
Net expenses	$ 15,689,612
Net investment income	$ 67,713,404
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(118,609,958)
Securities sold short	(1,413,839)
Futures contracts	14,961,351
Swap contracts	(4,791,065)
Foreign currency transactions	4,379,522
Forward foreign currency exchange contracts	(5,564,078)
Non-deliverable bond forward contracts	11,543,418
Net realized loss	$ (99,494,649)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $121,152)	$ 288,176,979
Written options	151,214
Securities sold short	(6,350,627)
Futures contracts	(28,866,069)
Swap contracts	(45,145,108)
Foreign currency	1,898,269
Forward foreign currency exchange contracts	(40,223,070)
Non-deliverable bond forward contracts	(3,220,721)
Net change in unrealized appreciation (depreciation)	$ 166,420,867
Net realized and unrealized gain	$ 66,926,218
Net increase in net assets from operations	$ 134,639,622

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 67,713,404	$ 134,697,184
Net realized gain (loss)	(99,494,649)	139,946,227
Net change in unrealized appreciation (depreciation)	166,420,867	(378,537,426)
Net increase (decrease) in net assets from operations	$ 134,639,622	$ (103,894,015)
Capital transactions:
Contributions	$ 291,736,806	$ 273,908,421
Withdrawals	(142,703,706)	(857,398,700)
Net increase (decrease) in net assets from capital transactions	$ 149,033,100	$ (583,490,279)
Net increase (decrease) in net assets	$ 283,672,722	$ (687,384,294)
Net Assets
At beginning of period	$ 1,944,771,102	$ 2,632,155,396
At end of period	$2,228,443,824	$1,944,771,102

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Consolidated Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses (1)	1.48% (2)(3)(4)	1.17% (3)(4)	1.12%	1.11% (3)	1.26% (3)	1.11% (3)
Net investment income	6.39% (2)	6.13%	5.37%	5.69%	5.86%	5.09%
Portfolio Turnover	59% (5)	94%	82%	80%	71%	75%
Total Return	6.77% (5)	(4.83)% (3)	5.94%	6.57% (3)	8.22% (3)	(7.08)% (3)
Net assets, end of period (000’s omitted)	$2,228,444	$1,944,771	$2,632,155	$3,045,720	$3,331,278	$4,516,938
(1)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.16%, 0.11%, 0.09%, 0.24% and 0.07% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(2)	Annualized.
(3)	The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.04%, 0.05% and 0.03% of average daily net assets for the six months ended April 30, 2023 and the years ended October 31, 2022, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02% and less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022, respectively).
(5)	Not annualized.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 73.2%, 26.3% and 0.5%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2023 were $19,335,885 or 0.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on credit default swaps ("swaptions") are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D   Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps— Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed- upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
U  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
V  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities,  forms of stripped mortgage- backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
W  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2023, the Portfolio’s investment adviser fee amounted to $10,027,393 or 0.95% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $160,063 relating to the Portfolio’s investment in the Liquidity Fund. Pursuant to an expense reimbursement, BMR was allocated $132,429 of the Portfolio’s operating expenses for the six months ended April 30, 2023.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 846,003,656	$ 1,882,770,465
U.S. Government and Agency Securities	—	98,760,738
	$846,003,656	$1,981,531,203

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary, at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,236,244,839
Gross unrealized appreciation	$ 74,236,133
Gross unrealized depreciation	(383,154,582)
Net unrealized depreciation	$ (308,918,449)
5  Restricted Securities
At April 30, 2023, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$ 7,467,070
Sussex Capital, Ltd., Designated Investment Series 14	1/24/22	1,114	1,107,140	403,548
Sussex Capital, Ltd., Designated Investment Series 14	11/30/22	1,081	1,080,115	1,124,257
Sussex Capital, Ltd., Series 14, Preference Shares	6/1/21	7,500	5,312,745	6,474,051
Total Restricted Securities			$16,100,000	$15,468,926
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2023 is included in the Consolidated Portfolio of Investments. At April 30, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $23,088,463. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $16,606,917 at April 30, 2023.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2023. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2023 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 2,037,000	$ —	$ 3,268,285	$ —	$ 5,305,285
Not applicable	—	86,372,412*	193,360*	5,061,092*	64,225,522*	155,852,386
Receivable for open forward foreign currency exchange contracts	—	—	—	20,034,945	—	20,034,945
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	5,580,310	153,627	—	376,691	6,110,628
Receivable for open non-deliverable bond forward contracts	—	—	—	—	543,242	543,242
Total Asset Derivatives	$ —	$ 93,989,722	$ 346,987	$ 28,364,322	$ 65,145,455	$ 187,846,486
Derivatives not subject to master netting or similar agreements	$ —	$ 86,372,412	$ 193,360	$ 5,061,092	$ 64,225,522	$ 155,852,386
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 7,617,310	$ 153,627	$ 23,303,230	$ 919,933	$ 31,994,100
Written options outstanding, at value	$ —	$ —	$ —	$ (349,274)	$ —	$ (349,274)
Not applicable	—	(47,626,778)*	(1,455,774)*	(20,936,359)*	(46,418,495)*	(116,437,406)
Payable for open forward foreign currency exchange contracts	—	—	—	(14,370,096)	—	(14,370,096)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(288,045)	(3,373,837)	—	—	(3,091,220)	(6,753,102)
Payable for open non-deliverable bond forward contracts	—	—	—	—	(1,615,991)	(1,615,991)
Total Liability Derivatives	$(288,045)	$(51,000,615)	$(1,455,774)	$(35,655,729)	$(51,125,706)	$(139,525,869)
Derivatives not subject to master netting or similar agreements	$ —	$(47,626,778)	$(1,455,774)	$(20,936,359)	$(46,418,495)	$(116,437,406)
Total Liability Derivatives subject to master netting or similar agreements	$(288,045)	$ (3,373,837)	$ —	$(14,719,370)	$ (4,707,211)	$ (23,088,463)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 1,513,623	$ (1,513,623)	$ —	$ —	$ —	$ —
Barclays Bank PLC	4,927,243	(1,479,577)	—	(3,447,666)	—	3,870,000
BNP Paribas	129,560	(129,560)	—	—	—	—
Citibank, N.A.	1,228,266	(1,228,266)	—	—	—	—
Credit Agricole Corporate and Investment Bank	120,391	—	—	(120,391)	—	130,000
Deutsche Bank AG	438,437	(242,895)	(195,542)	—	—	—
Goldman Sachs International	13,491,341	(8,781,047)	(4,710,294)	—	—	—
HSBC Bank USA, N.A.	960,185	(26,588)	(933,597)	—	—	—
ICBC Standard Bank plc	280,142	—	—	(270,000)	10,142	270,000
JPMorgan Chase Bank, N.A.	4,481,473	(610,016)	(2,137,724)	—	1,733,733	—
Standard Chartered Bank	3,778,678	(3,778,678)	—	—	—	—
UBS AG	644,761	(644,761)	—	—	—	—
	$31,994,100	$(18,435,011)	$(7,977,157)	$(3,838,057)	$1,743,875	$4,270,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (1,668,845)	$ 1,513,623	$ —	$ —	$ (155,222)	$ —
Barclays Bank PLC	(1,479,577)	1,479,577	—	—	—	—
BNP Paribas	(714,707)	129,560	585,147	—	—	1,619,000
Citibank, N.A.	(3,906,171)	1,228,266	2,677,905	—	—	—
Deutsche Bank AG	(242,895)	242,895	—	—	—	—
Goldman Sachs International	(8,781,047)	8,781,047	—	—	—	—
HSBC Bank USA, N.A.	(26,588)	26,588	—	—	—	—
JPMorgan Chase Bank, N.A.	(610,016)	610,016	—	—	—	—
Nomura International PLC	(44,922)	—	44,922	—	—	—
Standard Chartered Bank	(4,820,050)	3,778,678	1,041,372	—	—	—
UBS AG	(793,645)	644,761	—	—	(148,884)	—
	$(23,088,463)	$18,435,011	$4,349,346	$ —	$(304,106)	$1,619,000
Total — Deposits for derivatives collateral — OTC derivatives						$5,889,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2023 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$ —	$ 2,284,857	$ (2,514,525)	$ (229,668)
Futures contracts	6,093,645	—	(3,187,289)	—	12,054,995	14,961,351
Swap contracts	10,181,930	(25,699,527)	(9,036,320)	(107,676)	19,870,528	(4,791,065)
Forward foreign currency exchange contracts	—	—	—	(5,564,078)	—	(5,564,078)
Non-deliverable bond forward contracts	—	—	—	—	11,543,418	11,543,418
Total	$16,275,575	$(25,699,527)	$(12,223,609)	$ (3,386,897)	$ 40,954,416	$ 15,919,958
Change in unrealized appreciation (depreciation):
Investments	$ —	$ —	$ —	$ 524,546	$ 2,514,483	$ 3,039,029
Written options	—	—	—	151,214	—	151,214
Futures contracts	(8,079,169)	—	(599,551)	—	(20,187,349)	(28,866,069)
Swap contracts	(288,045)	(13,776,647)	153,627	—	(31,234,043)	(45,145,108)
Forward foreign currency exchange contracts	—	—	—	(40,223,070)	—	(40,223,070)
Non-deliverable bond forward contracts	—	—	—	—	(3,220,721)	(3,220,721)
Total	$ (8,367,214)	$(13,776,647)	$ (445,924)	$(39,547,310)	$(52,127,630)	$(114,264,725)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$68,346,000	$423,759,000	$3,221,052,000	$207,528,000	$20,000,000
Purchased Call Options	Swap Contracts
$604,614,000	$6,498,629,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2023, which are indicative of the volume of these derivative types, were approximately $76,315,000 and $69,157,000, respectively.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
8  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of April 30, 2023. For the six months ended April 30, 2023, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $23,083,000 and 4.01%, respectively.
9  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $168,574,038, which represents 7.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$118,583,106	$1,175,631,025	$(1,125,640,093)	$ —	$ —	$168,574,038	$4,460,151	168,574,038
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 67,375,207	$ —	$ 67,375,207
Common Stocks	8,477,405	106,388,226*	639,734	115,505,365
Convertible Bonds	—	7,932,306	—	7,932,306
Foreign Corporate Bonds	—	119,283,045	0	119,283,045
Loan Participation Notes	—	—	34,233,695	34,233,695
Reinsurance Side Cars	—	—	16,815,519	16,815,519
Senior Floating-Rate Loans	—	16,795,240	561,343	17,356,583
Sovereign Government Bonds	—	1,151,408,540	—	1,151,408,540

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sovereign Loans	$ —	$ 112,715,605	$ —	$ 112,715,605
U.S. Government Guaranteed Small Business Administration Loans	—	15,199,096	—	15,199,096
Warrants	119,202	—	—	119,202
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	168,574,038	—	—	168,574,038
Repurchase Agreements	—	175,088,743	—	175,088,743
Sovereign Government Securities	—	5,295,241	—	5,295,241
U.S. Treasury Obligations	—	94,829,882	—	94,829,882
Purchased Currency Options	—	3,268,285	—	3,268,285
Purchased Credit Default Swaptions	—	2,037,000	—	2,037,000
Total Investments	$ 177,170,645	$ 1,877,616,416	$ 52,250,291	$ 2,107,037,352
Forward Foreign Currency Exchange Contracts	$ —	$ 25,096,037	$ —	$ 25,096,037
Non-Deliverable Bond Forward Contracts	—	543,242	—	543,242
Futures Contracts	615,740	—	—	615,740
Swap Contracts	—	156,286,182	—	156,286,182
Total	$ 177,786,385	$ 2,059,541,877	$ 52,250,291	$ 2,289,578,553
Liability Description
Securities Sold Short	$ —	$ (171,509,063)	$ —	$ (171,509,063)
Written Currency Options	—	(349,274)	—	(349,274)
Forward Foreign Currency Exchange Contracts	—	(35,306,455)	—	(35,306,455)
Non-Deliverable Bond Forward Contracts	—	(1,615,991)	—	(1,615,991)
Futures Contracts	(6,234,104)	(1,455,774)	—	(7,689,878)
Swap Contracts	—	(94,564,271)	—	(94,564,271)
Total	$ (6,234,104)	$ (304,800,828)	$ —	$ (311,034,932)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars**	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$467,194	$ 0	$43,646,597	$20,645,423	$608,224	$ 65,632,437	$ 5,286,231	$136,286,106
Realized gains (losses)	—	—	(1,129,991)	—	7,366	—	—	(1,122,625)
Change in net unrealized appreciation (depreciation)	172,540	—	248,679	2,018,953	(14,445)	—	—	2,425,727
Cost of purchases	—	—	—	2,187,255	—	—	—	2,187,255
Proceeds from sales, including return of capital	—	—	(8,531,590)	(8,036,112)	(72,214)	—	—	(16,639,916)
Accrued discount (premium)	—	—	—	—	32,412	—	—	32,412
Transfers to Level 3	—	—	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	—	—	(65,632,437)	(5,286,231)	(70,918,668)
Balance as of April 30, 2023	$639,734	$ 0	$34,233,695	$16,815,519	$561,343	$ —	$ —	$ 52,250,291
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2023	$172,540	$ —	$ (791,279)	$ 1,424,195	$ (21,621)	$ —	$ —	$ 783,835
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at April 30, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2023:
Type of Investment	Fair Value as of April 30, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Common Stocks	$ 639,734	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	34,233,695	Matrix Pricing	Ajdusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.73%	Decrease
Senior Floating-Rate Loans	561,343	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Global Macro Absolute Return Advantage Portfolio
April 30, 2023
Notes to Consolidated Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.
LIBOR Transition Risk
Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2023
Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Global Macro Absolute Return Advantage Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 23, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 23, 2023